Equity reserves and long-term incentive plan awards (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 06, 2020	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Description for number of shares issuable under two plans		Under the two plans, when combined, the number of shares issuable cannot exceed 9% of the issued and outstanding common shares of the Company. Specifically, shares reserved for issuance under the share unit plan, when designated as equity‐settled, may not exceed 5% of the issued and outstanding common shares of the Company.
Description of vesting requirements for stock options arrangement		Options granted typically vest in one-third increments every twelve months following the grant date for a total vesting period of three years. Stock options have a maximum term of five years following the grant date.
Restricted Share Units [Member]
Disclosure of reserves within equity [line items]
Forefeiture rate, restricted share units granted		23.90%	24.20%
Performance Share Units [Member]
Disclosure of reserves within equity [line items]
Forefeiture rate, restricted share units granted		20.80%	18.80%
Description of vesting requirements for stock options arrangement		PSUs granted prior to December 31, 2023 vest in either one-half or one-third increments every twelve months following the grant date for a total vesting period of two or three years. PSUs granted in 2024 have a cliff vesting feature and will vest after a service period of three years.
Performance Share Units [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
Percentage of performance multiplier		0.00%
Performance Share Units [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
Percentage of performance multiplier		150.00%
Deferred Share Units [Member]
Disclosure of reserves within equity [line items]
Description of vesting requirements for stock options arrangement		For all DSUs granted during the years ended December 31, 2024 and 2023, the awards vested over a service period of one year and had an estimated weighted-average forfeiture rate of 0.0%.
Cash settled DSU awards		$ 1.9	$ 0.5
Phantom Share Units [Member]
Disclosure of reserves within equity [line items]
Phantom shares granted	1,000,000